ENTITY WIDE DISCLOSURES (Schedule of Distributors Comprised more than 10% of Company's Revenue) (Details) - More than 10% Risk [Member] - Customer Risk [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenue percentage by distributors	17.00%	15.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenue percentage by distributors	12.00%	10.00%